UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 Form 13F-HR/A

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          March 31, 2013


Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one.): [X]  is a restatement.
                                       [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debbie Powell
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Debbie Powell                  Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                29

Form 13F Information Table Value Total:          183,010,144.08
                                                   (thousands)




List of Other Included Managers:




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
                                                                  TOTAL
ISSUER                           SYMBOL     CUSIP                 VALUE                 SECTOR     INVESTMENT     OTHER    VOTING
                                                                 1,000.00    QUANTITY    CODE      DISCRETION     MGRS    AUTHORITY

iShares Barclays Aggregate Bond   AGG     464287226            401,571.82       3,626.58 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares Barclays Intermediate
  Credit Bond                     CIU     464288638            233,395.00       2,100.00 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares Dow Jones Select
  Dividend Index                  DVY     464287168            152,287.00       2,402.00 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares Emerging Markets
  Divid Index                     DVYE    464286319             36,576.87         690.00 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares MSCI Emerging
  Markets Index                   EEM     464287234         15,751,818.33     368,291.24 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares MSCI EAFE Index           EFA     464287465         31,760,706.78     538,499.61 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares MSCI EAFE Growth Index    EFG     464288885            699,453.96      11,050.00 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares MSCI EAFE Value Index     EFV     464288877            693,646.23      13,946.00 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares Cohen & Steers Realty
  Majors Index                    ICF     464287564          6,804,180.62      82,524.92 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares Dow Jones EPAC Select
  Dividend Index                  IDV     464288448             86,741.05       2,540.00 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares S&P SmallCap 600
  Citigroup Value Index           IJS     464287879             11,780.80         131.00 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares S&P 500 Citigroup
  Value Index                     IVE     464287408            327,598.00       4,439.00 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares S&P 500 Growth Index      IVW     464287309            163,359.30       1,983.00 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares Russell 1000 Index        IWB     464287622              1,569.78          18.00 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares Russell Microcap Index    IWC     464288869            294,040.37       5,012.62 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares Russell 1000 Value Index  IWD     464287598         45,787,895.86     564,098.75 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares Russell 1000 Growth Index IWF     464287614         45,439,466.28     636,674.55 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares Russell 2000 Value Index  IWN     464287630         12,121,972.15     144,636.36 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares Russell 2000 Growth Index IWO     464287648          7,201,736.51      66,905.76 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares Russell Midcap
  Growth Index                    IWP     464287481             86,778.50       1,242.00 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares Russell Midcap
  Value Index                     IWS     464287473            153,273.00       2,689.00 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares Dow Jones US Real
  Estate Index                    IYR     464287739            433,419.80       6,238.05 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares Morningstar Large
  Cap Value Index                 JKF     464288109            352,255.88       4,981.00 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares Morningstar Small Cap
  Growth Index                    JKK     464288604             27,711.01         265.00 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares Morningstar Small Cap
  Value Index                     JKL     464288703             43,163.70         417.00 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares KLD Select Social Index   KLD     464288802            134,681.01       2,025.58 ISHARES      YES          NO       NO
                                  -------------------------------------------------------
iShares Barclays 1-3 Yr
  Treasury Bond                   SHY     464287457             14,866.70         176.00 ISHARES      YES          NO       NO
                                          ----------
Vanguard REIT Index ETF           VNQ     922908553          7,997,865.78     113,396.64 VANGUARD     YES          NO       NO
Vanguard Emerging Market ETF      VWO     922042858          5,796,331.99     135,128.36 VANGUARD     YES          NO       NO
                                                           -----------------------------
                                  Grand Total              183,010,144.08   2,716,128.02
                                                           -----------------------------